Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Credit Losses	¥ 5,604	¥ 1,426	¥ 8,524	¥ 1,674
Allowance for Credit Losses	69,046		69,046		¥ 64,723
Total charge-offs	11,225	4,014	14,706	11,840
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	7,288	2,261	7,612	2,309
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 7,261	¥ 2,067	¥ 7,580	¥ 2,095